Transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Swedish State
Transactions with related parties
Ownership interest in reporting company	100.00%
Percentage of company's outstanding loan guaranteed	43.00%	43.00%
EKN
Transactions with related parties
Remuneration to EKN for the guarantees paid	kr 30	kr 46
Credit facility with the Swedish National Debt Office | Swedish National Debt Office
Transactions with related parties
Credit facility, granted by the government	150,000	175,000	kr 150,000
Loans covered by CIRR-system, limit for credit facility	138,000	140,000
Commercial export financing, limit for credit facility	kr 12,000	kr 35,000	kr 12,000